Fair Value of Financial Assets and Liabilities - Additional Information (Detail) $ / shares in Units, $ in Millions		1 Months Ended				12 Months Ended
	Feb. 20, 2019 $ / shares shares	Oct. 31, 2018 USD ($)	May 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 USD ($)	Jan. 31, 2017 $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants exercisable to ordinary shares | shares								231,989
Exercise price of warrants per share | $ / shares						$ 2.30769		$ 1.38
Note issuance amount		$ 15.0	$ 30.0	$ 5.0	$ 15.0		$ 10.0
Exchange note amount					$ 52.4
Annualized Risk Free Rate		0.30					0.30
Forecast Horizon			1 year 7 months 6 days	1 year 9 months 18 days	2 years
Fair value of derivatives		$ 2.4	$ 11.2	$ 1.4	$ 19.3		$ 1.5
Convertible Promissory Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Conversion of convertible preferred share into ordinary shares, Shares | shares	175,210,373					175,210,373
Fair Value Remeasurement | January Through May
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of derivatives							32.8
Derivative Liability							$ 102.4
Fair Value Remeasurement | October Through December
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate							0.30
Fair value of derivatives							$ 3.8
Derivative Liability							$ 25.0
IPO
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants exercisable to ordinary shares | shares	500,000					500,000
Exercise price of warrants per share | $ / shares	$ 1.00					$ 1.00
Measurement Input, Price Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate			0.79	0.83	0.82
Measurement Input, Price Volatility | Fair Value Remeasurement | January Through May
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate							64
Forecast Horizon							1 year 9 months
Measurement Input, Risk Free Interest Rate | Fair Value Remeasurement | January Through May
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate							2.7
Measurement Input Subsequent Financing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate			0.10	0.10	0.10
Measurement Input Subsequent Financing | Fair Value Remeasurement | January Through May
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate							0.10
Measurement Input Short Term IPO
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate		0.20	0.40	0.30	0.20		0.40
Forecast Horizon		2 months 1 day					1 month 28 days
Measurement Input Short Term IPO | Fair Value Remeasurement | January Through May
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate							0.50
Measurement Input Short Term IPO | Fair Value Remeasurement | October Through December
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate							0.50
Forecast Horizon							1 month 28 days
Measurement Input Long Term Ipo
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate		0.50	0.30	0.40	0.50		0.30
Forecast Horizon		4 months 28 days					1 year 4 months 24 days
Measurement Input Long Term Ipo | Fair Value Remeasurement | January Through May
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate							0.20
Measurement Input Long Term Ipo | Fair Value Remeasurement | October Through December
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate							0.20
Forecast Horizon							1 year 4 months 24 days
Measurement Input Change of Control
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate			0.20	0.20	0.20
Measurement Input Change of Control | Fair Value Remeasurement | January Through May
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate							0.20
Measurement Input, Share Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate		1.53					1.05
Measurement Input, Share Price | Fair Value Remeasurement | October Through December
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate							1.05
Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Liability Fair Value							$ 0.1
Warrant | Measurement Input, Price Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield							0.65
Warrant | Measurement Input, Price Volatility | IPO
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield						61.1
Warrant | Measurement Input, Expected Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term							7 years 1 month 6 days
Warrant | Measurement Input, Expected Term | IPO
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term						8 years 4 months 9 days
Warrant | Measurement Input, Risk Free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield							0.026
Warrant | Measurement Input, Risk Free Interest Rate | IPO
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield						2.6
Warrant | Measurement Input Ordinary Shares Fair Value [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield							1.05
Warrant | Measurement Input Preferred Shares Fair Value [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield							2.31
Warrant | Measurement Input, Expected Dividend Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield							0